UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                April 21, 2010
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           93

Form 13F Information Table Value Total:  $    339510
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 March 31, 2010


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      458   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6068  6780000 PRN      SOLE                                    6780000
Kendle Conv SR Notes           CONV             48880LAA5      283   300000 PRN      SOLE                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6     8174  5870000 PRN      SOLE                                    5870000
Wright Medical Conv Sr Notes   CONV             98235TAA5     6275  7100000 PRN      SOLE                                    7100000
ACI Worldwide                  COM              004498101     3056   148300 SH       SOLE                                     148300
Abaxis                         COM              002567015     1504    55300 SH       SOLE                                      55300
Acxiom                         COM              005125109     3266   182000 SH       SOLE                                     182000
Albany Molecular Research      COM              012423109     3465   415000 SH       SOLE                                     415000
AngioDynamics                  COM              03475V101     1184    75800 SH       SOLE                                      75800
Ansys                          COM              03662Q105     2384    55208 SH       SOLE                                      55208
Arbitron                       COM              03875Q108      320    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     5754   193600 SH       SOLE                                     193600
Atwood Oceanics                COM              050095108      381    11000 SH       SOLE                                      11000
Avid Technology                COM              05367P100     1710   124100 SH       SOLE                                     124100
Baldor Electric                COM              057741100    12399   331525 SH       SOLE                                     331525
Bio Reference Labs             COM              09057G602     1812    41200 SH       SOLE                                      41200
Blackbaud                      COM              09227Q100      431    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502     1356    32550 SH       SOLE                                      32550
Brady                          COM              104674106     1808    58100 SH       SOLE                                      58100
Buckeye Partners LP Unit       COM              118230101      279     4650 SH       SOLE                                       4650
CRA International              COM              12618T105     1019    44450 SH       SOLE                                      44450
Celgene                        COM              151020104     2729    44040 SH       SOLE                                      44040
Cerner                         COM              156782104     1017    11975 SH       SOLE                                      11975
Charles River Labs             COM              159864107     4324   110000 SH       SOLE                                     110000
Cisco Systems                  COM              17275R102      289    11100 SH       SOLE                                      11100
Cognex                         COM              192422103     8635   467010 SH       SOLE                                     467010
Computer Programs & Systems    COM              205306103     1940    49650 SH       SOLE                                      49650
CyberSource                    COM              23251J106     1360    77000 SH       SOLE                                      77000
Digital River                  COM              25388b104     2757    90975 SH       SOLE                                      90975
Dionex                         COM              254546104     8232   110080 SH       SOLE                                     110080
Dolby Laboratories             COM              25659T107      399     6800 SH       SOLE                                       6800
Eclipsys                       COM              278856109     1358    68300 SH       SOLE                                      68300
Energy Conversion              COM              292659109       78    10000 SH       SOLE                                      10000
Euronet Worldwide              COM              298736109      369    20000 SH       SOLE                                      20000
FactSet Research System        COM              303075105     7387   100680 SH       SOLE                                     100680
Forrester Research             COM              346563109     9617   319300 SH       SOLE                                     319300
Forward Air                    COM              349853101     2012    76500 SH       SOLE                                      76500
Fuel-Tech                      COM              359523107      488    60800 SH       SOLE                                      60800
Fuelcell Energy                COM              35952H106       70    25000 SH       SOLE                                      25000
Gen-Probe                      COM              36866T103     3610    72200 SH       SOLE                                      72200
Gentex                         COM              371901109     1726    88900 SH       SOLE                                      88900
Genzyme                        COM              372917104     8092   156120 SH       SOLE                                     156120
Haemonetics                    COM              405024100    15701   274730 SH       SOLE                                     274730
Healthcare Services Grp        COM              421906108      574    25600 SH       SOLE                                      25600
Healthways                     COM              422245100     5776   359425 SH       SOLE                                     359425
Hologic                        COM              436440101    10311   556125 SH       SOLE                                     556125
Huron Consulting Grp           COM              447462102     2409   118650 SH       SOLE                                     118650
ICON PLC ADR                   COM              45103T107    10185   385650 SH       SOLE                                     385650
IDEXX Laboratories             COM              45168D104    14097   244945 SH       SOLE                                     244945
ITRON                          COM              465741106     6281    86550 SH       SOLE                                      86550
Illumina                       COM              452327109     1614    41500 SH       SOLE                                      41500
Integra Lifesciences           COM              457985208     2533    57800 SH       SOLE                                      57800
Jack Henry & Associates        COM              426281101     3785   157300 SH       SOLE                                     157300
Johnson & Johnson              COM              478160104      401     6150 SH       SOLE                                       6150
KV Pharmaceutical Cl A         COM              482740206      632   359125 SH       SOLE                                     359125
Kaydon                         COM              486587108     2574    68450 SH       SOLE                                      68450
LKQ                            COM              501889208     2477   122000 SH       SOLE                                     122000
Linear Tech                    COM              535678106      684    24200 SH       SOLE                                      24200
Manhattan Associates           COM              562750109    11246   441350 SH       SOLE                                     441350
Martek Biosciences             COM              572901106     1256    55800 SH       SOLE                                      55800
MedQuist                       COM              584949101      676    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     8227   327000 SH       SOLE                                     327000
Meridian Bioscience            COM              589584101      456    22400 SH       SOLE                                      22400
Merit Medical Systems          COM              589889104     3604   236350 SH       SOLE                                     236350
Micros Systems                 COM              594901100     1769    53800 SH       SOLE                                      53800
NeuStar                        COM              64126x201     1079    42800 SH       SOLE                                      42800
Newfield Exploration           COM              651290108      260     5000 SH       SOLE                                       5000
O'Reilly Automotive            COM              686091109    11866   284487 SH       SOLE                                     284487
Orthofix                       COM              N6748L102     2921    80300 SH       SOLE                                      80300
Pengrowth Energy Tr            COM              706902509      171    14650 SH       SOLE                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    18556   781650 SH       SOLE                                     781650
Phase Forward                  COM              71721R406     1283    98025 SH       SOLE                                      98025
Pope Resources                 COM              732857107      239     9235 SH       SOLE                                       9235
Quaker Chemical                COM              747316107     2120    78200 SH       SOLE                                      78200
ResMed                         COM              761152107     9888   155350 SH       SOLE                                     155350
SAIC                           COM              78390x101      336    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     8371   381000 SH       SOLE                                     381000
Sanmina-SCI                    COM              800907206     2191   132799 SH       SOLE                                     132799
Skyworks Solutions             COM              020753109     1441    92400 SH       SOLE                                      92400
St. Mary Land & Exp            COM              792228108      522    15000 SH       SOLE                                      15000
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103      772    42500 SH       SOLE                                      42500
TomoTherapy                    COM              890088107     1212   355550 SH       SOLE                                     355550
Trimble Navigation             COM              896239100     1088    37900 SH       SOLE                                      37900
UQM Technologies               COM              903213106      118    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104    27651   644400 SH       SOLE                                     644400
Veeco Instruments              COM              922417100     1067    24550 SH       SOLE                                      24550
Verint Systems                 COM              92343x100     1679    68550 SH       SOLE                                      68550
Wright Medical                 COM              98235T107      942    53000 SH       SOLE                                      53000
Zebra Technologies             COM              989207105     6277   212050 SH       SOLE                                     212050
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580
Pimco All Asset Instl                           722005626      216    18478 SH       SOLE                                      18478